Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2020
Basis Of Presentation [Abstract]
Materiality
Materiality:
The Group considers information to be material if correcting a misstatement, omission or obscuring could, in the light of surrounding circumstances, reasonably be expected to change the judgment of a reasonable person relying on the financial statements. The Group considers both quantitative and qualitative factors in determining whether information is material; the concept of materiality is therefore not driven purely by numerical values.

When considering the potential materiality of information, management makes an initial quantitative assessment using thresholds based on underlying earnings; for the six months ended 30 June 2020, overall Group materiality was US$425 million (six months ended 30 June 2019: US$350 million; year ended 31 December 2019: US$350 million). However, other considerations can result in a determination that lower values are material or, occasionally, that higher values are immaterial. These considerations include whether a misstatement, omission or obscuring: masks a change or trend in key performance indicators; causes reported key metrics to change from a positive to negative values or vice-versa; affects compliance with regulatory requirements or other contractual requirements; could result in an increase to management’s compensation; or might conceal an unlawful transaction.

In assessing materiality, management also applies judgment based on its understanding of the business and its internal and external financial statement users. The assessment will consider user expectations of numerical and narrative reporting. Sources used in making this assessment would include, for example: published analyst consensus measures, experience gained in formal and informal dialogue with users (including regulatory correspondence), and peer group benchmarking.

Close down, restoration and environmental obligations
Accounting policies (continued)

Close-down, restoration and environmental obligations - refer to note 1(l) of the 2019 Annual Report:
–In the context of current market volatility and uncertainty, the Group has taken a long term view of interest rates and a broader set of relevant factors into account in determining the appropriate discount rate for close-down, restoration and environmental obligations.

–In some cases, Group companies make a contribution to trust funds in order to meet or reimburse future environmental and decommissioning costs. Amounts due for reimbursement from trust funds are not offset against the corresponding closure provision unless payments into the fund have the effect of passing the closure obligation to the trust.